Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2026
Trade and other payables [abstract]
Schedule of trade and other payables	Trade and other payables consist of the following as at:
	June 30, 2026	December 31, 2025
	$	$
Trade payables	2,080,783	1,981,851
Accrued liabilities (i)	1,299,074	2,200,232
	3,379,857	4,182,083

Schedule of accrued liabilities

(i) Accrued liabilities consist of the following as at:

	June 30, 2026	December 31, 2025
	$	$
External research and development fees	215,120	35,770
Operational expenses	148,804	774,223
Professional and other fees	525,957	981,046
Accrued interest	409,193	409,193
	1,299,074	2,200,232